Recapitalization (Details)	12 Months Ended
Dec. 31, 2023 USD ($) shares
Recapitalization [Line Items]
Gross proceeds	$ 34,900,000
Total transaction costs	$ 16,800,000
Redemption shares (in Shares) | shares	13,827,349
Public Warrants [Member]
Recapitalization [Line Items]
Warrants issued (in Shares) | shares	5,700,000
Colombier Class A Common Stock [Member]
Recapitalization [Line Items]
Aggregate payment	$ 141,151,432